Segment Information (Tables)	3 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of segment information

June 30, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$23	$12	$35
Cost of revenues	-	45	45
Gross profit (loss)	23	(33)	(10)
Total operating expenses net of depreciation, amortization, and impairment	139	2,308	2,447
Depreciation and amortization	-	77	77
Other (income) expense	(148)	(738)	(886)
Income (loss) from continuing operations	$32	$(1,680)	$(1,648)
Segmented assets
Property and equipment, net	$-	$747	$747
Intangible assets, net	$3,223	$-	$3,223
Capital expenditures	$-	$-	$-